SUPPLEMENTAL FINANCIAL INFORMATION - Lease expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SUPPLEMENTAL FINANCIAL INFORMATION
Accretion expense on lease liabilities	$ (32)	$ (44)
Expenses relating to short-term leases	(6,095)	(3,920)
Expenses relating to non-short term low-value leases	(1)	(6)
Lease related expense-gross	$ (6,128)	$ (3,970)